Basis of Presentation and Significant Accounting Policies (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Accounting Policies [Abstract]
Weighted average common shares outstanding - basic	26,817,415	3,306,069	14,837,666	3,058,442
Plus: Potentially dilutive common shares: warrants			0	11,950
Weighted average common shares outstanding - diluted	26,817,415	3,306,069	14,837,666	3,070,392